UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Castine Capital Management, LLC

Address:    One International Place
            Suite 2401
            Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Paul Magidson
Title:      Managing Member
Phone:      (617) 310-5190

Signature, Place and Date of Signing:


/s/ Paul Magidson             Boston, Massachusetts           November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  110

Form 13F Information Table Value Total:  $469,157
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13763               Castine Partners II, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
1ST UNITED BANCORP INC FLA    COM              33740N105    3,308       514,399 SH         Shared       1        514,399
1ST UNITED BANCORP INC FLA    COM              33740N105    1,925       299,372 SH         Sole                  299,372
AMERICAN CAP LTD              COM              02503Y103    1,098       189,036 SH         Shared       1        189,036
AMERICAN CAP LTD              COM              02503Y103      846       145,605 SH         Sole                  145,605
AMERICAN INTL GROUP INC       COM NEW          026874784   36,320       928,900     PUT    Shared       1        928,900
AMERICAN INTL GROUP INC       COM NEW          026874784   21,134       540,500     PUT    Sole                  540,500
AMERIS BANCORP                COM              03076K108    4,489       480,069 SH         Shared       1        480,069
AMERIS BANCORP                COM              03076K108    2,613       279,516 SH         Sole                  279,516
AON CORP                      COM              037389103    5,193       132,774 SH         Shared       1        132,774
AON CORP                      COM              037389103    3,020        77,226 SH         Sole                   77,226
BANCORP INC DEL               COM              05969A105    4,892       731,200 SH         Shared       1        731,200
BANCORP INC DEL               COM              05969A105    2,846       425,461 SH         Sole                  425,461
BANCORP RHODE ISLAND INC      COM              059690107    2,447        87,609 SH         Shared       1         87,609
BANCORP RHODE ISLAND INC      COM              059690107    1,424        50,973 SH         Sole                   50,973
BANK OF AMERICA CORPORATION   COM              060505104   10,767       821,723 SH         Shared       1        821,723
BANK OF AMERICA CORPORATION   COM              060505104    6,267       478,277 SH         Sole                  478,277
BCSB BANCORP INC              COM              055367106      979       103,057 SH         Shared       1        103,057
BCSB BANCORP INC              COM              055367106      570        59,978 SH         Sole                   59,978
BEACON FED BANCORP INC        COM              073582108      177        17,443 SH         Shared       1         17,443
BEACON FED BANCORP INC        COM              073582108      103        10,157 SH         Sole                   10,157
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104    3,283       365,977 SH         Shared       1        365,977
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104    1,910       212,924 SH         Sole                  212,924
CAPE BANCORP INC              COM              139209100    3,142       413,448 SH         Shared       1        413,448
CAPE BANCORP INC              COM              139209100    1,829       240,623 SH         Sole                  240,623
CASH AMER INTL INC            COM              14754D100    7,303       208,661 SH         Shared       1        208,661
CASH AMER INTL INC            COM              14754D100    4,247       121,339 SH         Sole                  121,339
CENTURY BANCORP INC MASS      CL A NON VTG     156432106    4,144       173,482 SH         Shared       1        173,482
CENTURY BANCORP INC MASS      CL A NON VTG     156432106    2,412       100,943 SH         Sole                  100,943
CHUBB CORP                    COM              171232101    5,449        95,606 SH         Shared       1         95,606
CHUBB CORP                    COM              171232101    3,170        55,622 SH         Sole                   55,622
DANVERS BANCORP INC           COM              236442109      933        60,870 SH         Shared       1         60,870
DANVERS BANCORP INC           COM              236442109      535        34,930 SH         Sole                   34,930
EAGLE BANCORP INC MD          COM              268948106    2,260       196,880 SH         Shared       1        196,880
EAGLE BANCORP INC MD          COM              268948106    1,315       114,560 SH         Sole                  114,560
EVANS BANCORP INC             COM NEW          29911Q208    1,917       145,800 SH         Shared       1        145,800
EVANS BANCORP INC             COM NEW          29911Q208    1,113        84,628 SH         Sole                   84,628
FIRST CALIFORNIA FINANCIAL G  COM NEW          319395109    2,174       887,174 SH         Shared       1        887,174
FIRST CALIFORNIA FINANCIAL G  COM NEW          319395109    1,264       515,726 SH         Sole                  515,726
FIRST COMWLTH FINL CORP PA    COM              319829107    1,736       318,528 SH         Shared       1        318,528
FIRST COMWLTH FINL CORP PA    COM              319829107    1,011       185,472 SH         Sole                  185,472
FOX CHASE BANCORP INC NEW     COM              35137T108    3,755       396,903 SH         Shared       1        396,903
FOX CHASE BANCORP INC NEW     COM              35137T108    2,185       230,950 SH         Sole                  230,950
FRANKLIN RES INC              COM              354613101   54,049       505,600     PUT    Shared       1        505,600
FRANKLIN RES INC              COM              354613101   31,471       294,400     PUT    Sole                  294,400
FREIGHTCAR AMER INC           COM              357023100    4,896       199,037 SH         Shared       1        199,037
FREIGHTCAR AMER INC           COM              357023100    2,851       115,881 SH         Sole                  115,881
GENWORTH FINL INC             COM CL A         37247D106    4,250       347,751 SH         Shared       1        347,751
GENWORTH FINL INC             COM CL A         37247D106    2,471       202,249 SH         Sole                  202,249
GOLDMAN SACHS GROUP INC       COM              38141G104    6,400        44,263 SH         Shared       1         44,263
GOLDMAN SACHS GROUP INC       COM              38141G104    3,721        25,737 SH         Sole                   25,737
GRAMERCY CAP CORP             COM              384871109      131        94,155 SH         Shared       1         94,155
GRAMERCY CAP CORP             COM              384871109      102        73,450 SH         Sole                   73,450
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    8,156       325,993 SH         Shared       1        325,993
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    4,746       189,670 SH         Sole                  189,670
HANCOCK HLDG CO               COM              410120109      950        31,600 SH         Shared       1         31,600
HANCOCK HLDG CO               COM              410120109      553        18,400 SH         Sole                   18,400
HATTERAS FINL CORP            COM              41902R103    7,664       269,196 SH         Shared       1        269,196
HATTERAS FINL CORP            COM              41902R103    4,452       156,373 SH         Sole                  156,373
HERITAGE FINL CORP WASH       COM              42722X106    2,919       208,500 SH         Shared       1        208,500
HERITAGE FINL CORP WASH       COM              42722X106    1,699       121,339 SH         Sole                  121,339
HILLTOP HOLDINGS INC          COM              432748101    1,112       116,112 SH         Shared       1        116,112
HILLTOP HOLDINGS INC          COM              432748101      647        67,542 SH         Sole                   67,542
HOME FED BANCORP INC MD       COM              43710G105    5,674       466,189 SH         Shared       1        466,189
HOME FED BANCORP INC MD       COM              43710G105    3,301       271,219 SH         Sole                  271,219
ISTAR FINL INC                COM              45031U101      119        39,010 SH         Shared       1         39,010
ISTAR FINL INC                COM              45031U101      102        33,390 SH         Sole                   33,390
JPMORGAN CHASE & CO           COM              46625H100    4,812       126,430 SH         Shared       1        126,430
JPMORGAN CHASE & CO           COM              46625H100    2,800        73,570 SH         Sole                   73,570
LEGACY BANCORP INC            CL A             52463G105    1,370       172,960 SH         Shared       1        172,960
LEGACY BANCORP INC            CL A             52463G105      796       100,560 SH         Sole                  100,560
LOEWS CORP                    COM              540424108    4,785       126,251 SH         Shared       1        126,251
LOEWS CORP                    COM              540424108    2,784        73,467 SH         Sole                   73,467
METRO BANCORP INC PA          COM              59161R101    2,693       259,154 SH         Shared       1        259,154
METRO BANCORP INC PA          COM              59161R101    1,566       150,712 SH         Sole                  150,712
MFA FINANCIAL INC             COM              55272X102    5,687       745,343 SH         Shared       1        745,343
MFA FINANCIAL INC             COM              55272X102    3,305       433,173 SH         Sole                  433,173
NORTHWEST BANCSHARES INC MD   COM              667340103    5,237       468,422 SH         Shared       1        468,422
NORTHWEST BANCSHARES INC MD   COM              667340103    3,046       272,465 SH         Sole                  272,465
OCEANFIRST FINL CORP          COM              675234108    2,426       197,687 SH         Shared       1        197,687
OCEANFIRST FINL CORP          COM              675234108    1,411       115,036 SH         Sole                  115,036
OCWEN FINL CORP               COM NEW          675746309    5,768       568,800 SH         Shared       1        568,800
OCWEN FINL CORP               COM NEW          675746309    3,358       331,200 SH         Sole                  331,200
ORIENTAL FINL GROUP INC       COM              68618W100    4,413       331,800 SH         Shared       1        331,800
ORIENTAL FINL GROUP INC       COM              68618W100    2,570       193,200 SH         Sole                  193,200
ORITANI FINL CORP DEL         COM              68633D103    3,548       355,525 SH         Shared       1        355,525
ORITANI FINL CORP DEL         COM              68633D103    2,064       206,857 SH         Sole                  206,857
PENN MILLERS HLDG CORP        COM              707561106    4,736       320,413 SH         Shared       1        320,413
PENN MILLERS HLDG CORP        COM              707561106    2,756       186,438 SH         Sole                  186,438
PEOPLES FED BANCSHARES INC    COM              711037101    1,611       149,817 SH         Shared       1        149,817
PEOPLES FED BANCSHARES INC    COM              711037101      938        87,239 SH         Sole                   87,239
POPULAR INC                   COM              733174106    4,064     1,401,391 SH         Shared       1      1,401,391
POPULAR INC                   COM              733174106    2,359       813,335 SH         Sole                  813,335
SPDR GOLD TRUST               GOLD SHS         78463V107    8,086        63,220 SH         Shared       1         63,220
SPDR GOLD TRUST               GOLD SHS         78463V107    4,705        36,780 SH         Sole                   36,780
TRADESTATION GROUP INC        COM              89267P105    4,367       663,707 SH         Shared       1        663,707
TRADESTATION GROUP INC        COM              89267P105    2,540       386,045 SH         Sole                  386,045
UNITED FINANCIAL BANCORP INC  COM              91030T109    3,840       284,256 SH         Shared       1        284,256
UNITED FINANCIAL BANCORP INC  COM              91030T109    2,235       165,399 SH         Sole                  165,399
US BANCORP DEL                COM NEW          902973304    9,568       442,556 SH         Shared       1        442,556
US BANCORP DEL                COM NEW          902973304    5,566       257,444 SH         Sole                  257,444
VIEWPOINT FINL GROUP INC MD   COM              92672A101    2,747       296,997 SH         Shared       1        296,997
VIEWPOINT FINL GROUP INC MD   COM              92672A101    1,600       172,936 SH         Sole                  172,936
WASHINGTON BKG CO OAK HBR WA  COM              937303105    2,794       201,562 SH         Shared       1        201,562
WASHINGTON BKG CO OAK HBR WA  COM              937303105    1,625       117,271 SH         Sole                  117,271
WASHINGTON FED INC            COM              938824109    2,610       170,812 SH         Shared       1        170,812
WASHINGTON FED INC            COM              938824109    1,516        99,188 SH         Sole                   99,188
WHITE MTNS INS GROUP LTD      COM              G9618E107    6,240        20,229 SH         Shared       1         20,229
WHITE MTNS INS GROUP LTD      COM              G9618E107    3,631        11,771 SH         Sole                   11,771
WILLIS LEASE FINANCE CORP     COM              970646105    2,938       292,053 SH         Shared       1        292,053
WILLIS LEASE FINANCE CORP     COM              970646105    1,709       169,897 SH         Sole                  169,897

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